TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions
	2012	2013	2014
	RMB	RMB	RMB
PRC entities	608,637	665,131	745,639
Non-PRC entities	(42,952)	(64,183)	(193,694)
Total	565,685	600,948	551,945

Schedule of current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income

	2012	2013	2014
	RMB	RMB	RMB
Current income tax expense
PRC entities	93,081	98,056	106,368
Non-PRC entities	—	—	—
Total	93,081	98,056	106,368
Deferred income tax expense
PRC entities	2,498	2,252	6,667
Non-PRC entities	—	—	—
Total	2,498	2,252	6,667
Income tax expense
PRC entities	95,579	100,308	113,035
Non-PRC entities	—	—	—
Total	95,579	100,308	113,035

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2012	2013	2014
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(10)%	(10)%	(13)%
Non-deductibility of expenses incurred outside the PRC	2%	3%	9%
Other permanent differences	(1)%	(1)%	(1)%
Change in valuation allowance	1%	—	—
Effective EIT rate of the Group	17%	17%	20%

Schedule of aggregate amount and per share effect of the tax holidays

	2012	2013	2014
	RMB	RMB	RMB
	(in thousands, except per share data)

Aggregate effect	57,889	63,361	69,818
Basic net income per share effect	1.01	1.08	1.19
Diluted net income per share effect	0.97	1.05	1.17

Schedule of significant components of deferred tax assets and liabilities

	2013	2014
	RMB	RMB
Deductible temporary differences related to other payables and accruals	8,712	9,960
Deductible temporary differences related to provision for doubtful accounts	1,062	314
Total current deferred tax assets	9,774	10,274
Less: Valuation allowance	(17)	(18)
Net current deferred tax assets	9,757	10,256
Tax loss carryforwards	4,005	5,563
Amount offset by non-current deferred tax liabilities	(2,847)	(5,041)
Total non-current deferred tax assets	1,158	522
Less: Valuation allowance	(526)	(446)
Net non-current deferred tax assets	632	76
Total deferred tax assets	10,389	10,332
Taxable temporary differences related to depreciation period	(2,587)	(3,382)
Taxable temporary differences related to government subsidy income	(6,243)	(14,252)
Amount offset by non-current deferred tax assets	2,847	5,041
Total non-current deferred tax liabilities	(5,983)	(12,593)
Total deferred tax liabilities	(5,983)	(12,593)

Schedule of movement in valuation allowance
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of period	554	508	543
Additions	508	385	36
Reversals	(554)	(350)	(115)
Balance at end of period	508	543	464